Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Accounts receivable	37,699,656	175,349,044	26,873,829
Less: allowance for doubtful accounts	(1,577,486)	(2,734,421)	(419,075)
Accounts receivable, net	36,122,170	172,614,623	26,454,754

Schedule of changes in allowance for doubtful accounts
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Beginning balance	2,591	1,577,486	241,764
Addition	1,575,690	1,156,935	177,311
Write-off	(795)	-	-
Ending balance	1,577,486	2,734,421	419,075